Organization and Business Description - Schedule of Income Statement (Details) - VIP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Statement [Line Items]
Total net revenues	$ 683,414	$ 656,113	$ 613,679
Net loss	$ (1,362,215)	$ (3,697,384)	$ (15,438,135)